UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2019

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 94.8%
Industrial - 53.4%
Basic - 3.0%
Alpek SAB de CV
4.50%, 11/20/22 (a)	$200	$200,000
Anglo American Capital PLC
4.875%, 5/14/25 (a)	200	200,126
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	200,260
Dow Chemical Co. (The)
4.25%, 11/15/20	186	189,521
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	114,904
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	80	82,287
Glencore Funding LLC
4.125%, 5/30/23 (a)	125	123,469
4.625%, 4/29/24 (a)	175	175,341
International Paper Co.
3.00%, 2/15/27	100	91,796
Mexichem SAB de CV
4.00%, 10/04/27 (a)	200	188,060
Mosaic Co. (The)
4.25%, 11/15/23	431	435,556
Newmont Mining Corp.
5.125%, 10/01/19	325	331,649
Vale Overseas Ltd.
6.25%, 8/10/26	90	98,913
Yamana Gold, Inc.
4.625%, 12/15/27	175	166,553
4.95%, 7/15/24	91	90,783

		2,689,218

Capital Goods - 1.7%
Boeing Co. (The)
6.125%, 2/15/33	55	68,505
Caterpillar, Inc.
3.40%, 5/15/24	310	309,290
4.30%, 5/15/44	110	113,742
General Electric Co.
3.375%, 3/11/24	150	148,194
4.50%, 3/11/44	185	181,533
Series D
5.00%, 1/21/21 (b)	104	102,211
John Deere Capital Corp.
2.80%, 3/06/23	155	151,015
Johnson Controls International PLC
4.50%, 2/15/47	142	135,853
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	128,657
Rockwell Collins, Inc.
1.95%, 7/15/19	120	118,990

		1,457,990

	Principal Amount (000)	U.S. $ Value
Communications - Media - 4.3%
21st Century Fox America, Inc.
3.00%, 9/15/22	$190	$186,538
4.00%, 10/01/23	40	40,586
5.40%, 10/01/43	180	208,139
8.875%, 4/26/23	125	149,944
CBS Corp.
3.375%, 2/15/28	60	55,106
3.50%, 1/15/25	110	105,245
3.70%, 6/01/28 (a)	90	84,398
4.00%, 1/15/26	80	78,284
5.50%, 5/15/33	65	67,440
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	480	488,913
5.75%, 4/01/48	125	125,870
Comcast Corp.
2.85%, 1/15/23	470	456,953
3.90%, 3/01/38	215	200,705
3.969%, 11/01/47	135	121,947
4.75%, 3/01/44	140	141,571
Grupo Televisa SAB
6.625%, 3/18/25	100	113,010
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	262	250,113
4.45%, 8/15/20	100	102,219
Time Warner Cable LLC
4.50%, 9/15/42	65	55,546
5.875%, 11/15/40	30	30,283
6.55%, 5/01/37	24	26,331
Viacom, Inc.
3.45%, 10/04/26	95	88,486
Warner Media LLC
2.95%, 7/15/26	95	86,082
3.55%, 6/01/24	68	65,968
3.60%, 7/15/25	244	234,572
4.00%, 1/15/22	140	141,452
4.70%, 1/15/21	60	61,642

		3,767,343

Communications - Telecommunications - 4.5%
AT&T, Inc.
3.40%, 5/15/25	310	294,395
4.125%, 2/17/26	372	366,970
4.45%, 4/01/24	106	108,068
4.75%, 5/15/46	189	173,309
5.15%, 2/15/50 (a)	75	71,646
5.45%, 3/01/47	95	96,012
6.55%, 1/15/28 (a)	130	147,732
Crown Castle International Corp.
3.70%, 6/15/26	190	181,176
SK Telecom Co., Ltd.
3.75%, 4/16/23 (a)	215	212,732
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	210	208,578

	Principal Amount (000)	U.S. $ Value
Telefonica Emisiones SAU
4.665%, 3/06/38	$170	$164,279
TELUS Corp.
4.60%, 11/16/48	175	173,838
Verizon Communications, Inc.
2.625%, 8/15/26	325	293,660
3.376%, 2/15/25	271	262,678
3.85%, 11/01/42	245	213,280
4.125%, 3/16/27	85	85,189
4.15%, 3/15/24	290	296,215
4.862%, 8/21/46	215	215,484
Vodafone Group PLC
4.125%, 5/30/25	243	243,083
4.375%, 5/30/28	175	175,161

		3,983,485

Consumer Cyclical - Automotive - 2.1%
Ford Motor Credit Co. LLC
3.81%, 1/09/24	400	387,672
4.14%, 2/15/23	200	198,926
5.875%, 8/02/21	375	395,284
General Motors Co.
5.40%, 4/01/48	120	115,951
General Motors Financial Co., Inc.
3.50%, 11/07/24	599	566,474
4.35%, 4/09/25	120	118,464
Hyundai Capital America
2.55%, 4/03/20 (a)	102	100,187

		1,882,958

Consumer Cyclical - Entertainment - 0.1%
Hasbro, Inc.
5.10%, 5/15/44	70	66,339

Consumer Cyclical - Other - 0.1%
Owens Corning
4.40%, 1/30/48	85	70,357
7.00%, 12/01/36	35	40,297

		110,654

Consumer Cyclical - Retailers - 1.0%
Dollar General Corp.
4.125%, 5/01/28	170	168,990
Home Depot, Inc. (The)
4.40%, 3/15/45	105	110,023
5.40%, 9/15/40	130	153,906
5.875%, 12/16/36	30	36,933
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	147,054
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	250	246,645

		863,551

Consumer Non-Cyclical - 14.9%
Abbott Laboratories
3.25%, 4/15/23	400	395,972

	Principal Amount (000)	U.S. $ Value
AbbVie, Inc.
3.20%, 5/14/26	$199	$186,658
3.60%, 5/14/25	440	429,774
4.70%, 5/14/45	60	59,128
Allergan Funding SCS
3.85%, 6/15/24	125	123,144
Altria Group, Inc.
3.875%, 9/16/46	80	72,046
4.25%, 8/09/42	95	90,250
4.75%, 5/05/21	440	457,252
AmerisourceBergen Corp.
4.30%, 12/15/47	132	118,115
Amgen, Inc.
2.70%, 5/01/22	120	116,960
3.125%, 5/01/25	230	221,419
4.40%, 5/01/45	120	117,860
4.663%, 6/15/51	105	106,599
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/01/46	335	349,840
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	170	168,684
4.60%, 4/15/48	210	210,307
BAT Capital Corp.
3.222%, 8/15/24 (a)	390	372,684
4.54%, 8/15/47 (a)	90	85,896
Bayer US Finance II LLC
2.85%, 4/15/25 (a)	155	143,057
Becton Dickinson and Co.
2.675%, 12/15/19	37	36,759
3.209% (LIBOR 3 Month + 0.88%), 12/29/20 (c)	215	215,415
3.25%, 11/12/20	79	78,643
3.363%, 6/06/24	84	81,051
3.734%, 12/15/24	354	347,242
Biogen, Inc.
5.20%, 9/15/45	100	108,068
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	174	173,753
Campbell Soup Co.
4.15%, 3/15/28	90	86,349
Cardinal Health, Inc.
3.079%, 6/15/24	190	179,145
3.41%, 6/15/27	95	87,850
Celgene Corp.
3.625%, 5/15/24	365	359,280
4.55%, 2/20/48	170	160,879
Conagra Brands, Inc.
3.20%, 1/25/23	32	30,931
CVS Health Corp.
2.125%, 6/01/21	160	154,549
3.375%, 8/12/24	250	241,175
3.875%, 7/20/25	260	256,103
4.10%, 3/25/25	170	170,211
4.30%, 3/25/28	170	170,056
4.78%, 3/25/38	340	342,237
Express Scripts Holding Co.
3.00%, 7/15/23	71	67,708
3.40%, 3/01/27	95	88,222
3.50%, 6/15/24	109	105,274

	Principal Amount (000)	U.S. $ Value
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	$70	$73,431
General Mills, Inc.
3.346% (LIBOR 3 Month + 1.01%), 10/17/23 (c)	85	86,040
4.00%, 4/17/25	260	258,895
4.20%, 4/17/28	90	89,536
Gilead Sciences, Inc.
3.50%, 2/01/25	40	39,598
3.65%, 3/01/26	371	368,017
4.15%, 3/01/47	75	72,834
4.50%, 2/01/45	85	86,329
4.60%, 9/01/35	140	146,093
JM Smucker Co. (The)
2.50%, 3/15/20	42	41,596
Kellogg Co.
4.30%, 5/15/28	305	307,022
Keurig Dr. Pepper, Inc.
4.057%, 5/25/23 (a)	220	221,208
4.417%, 5/25/25 (a)	220	223,377
Kraft Heinz Foods Co.
4.00%, 6/15/23	395	396,153
4.375%, 6/01/46	155	137,651
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	41,461
3.60%, 2/01/25	76	74,283
Medtronic, Inc.
3.15%, 3/15/22	380	378,070
4.625%, 3/15/45	70	75,949
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (a)	200	190,840
Mylan NV
3.95%, 6/15/26	44	42,298
Mylan, Inc.
4.20%, 11/29/23	95	95,218
4.55%, 4/15/28 (a)	125	123,140
PepsiCo, Inc.
4.00%, 5/02/47	110	108,885
4.875%, 11/01/40	170	189,462
Philip Morris International, Inc.
4.25%, 11/10/44	75	72,800
Reynolds American, Inc.
4.45%, 6/12/25	330	334,567
4.85%, 9/15/23	40	41,700
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	63,356
Stryker Corp.
2.625%, 3/15/21	193	189,489
3.65%, 3/07/28	215	210,261
4.10%, 4/01/43	75	70,977
Thermo Fisher Scientific, Inc.
3.60%, 8/15/21	120	120,695
Tyson Foods, Inc.
2.25%, 8/23/21	75	72,268
Whirlpool Corp.
3.70%, 3/01/23	120	118,978

	Principal Amount (000)	U.S. $ Value
Wyeth LLC
6.00%, 2/15/36	$180	$221,337
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	430	426,040

		13,176,399

Energy - 11.1%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	45	56,162
Anadarko Petroleum Corp.
3.45%, 7/15/24	125	121,274
6.20%, 3/15/40	35	40,436
Andeavor
4.75%, 12/15/23	205	213,005
5.125%, 12/15/26	140	147,904
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22	175	171,932
Apache Finance Canada Corp.
7.75%, 12/15/29	35	43,453
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47	90	82,705
Boardwalk Pipelines LP
4.95%, 12/15/24	65	66,308
Canadian Natural Resources Ltd.
2.95%, 1/15/23	210	202,858
3.80%, 4/15/24	90	89,159
3.85%, 6/01/27	97	94,657
6.50%, 2/15/37	20	23,964
Cenovus Energy, Inc.
3.00%, 8/15/22	90	86,109
3.80%, 9/15/23	355	346,668
4.25%, 4/15/27	90	87,393
ConocoPhillips Co.
4.95%, 3/15/26	135	145,191
ConocoPhillips Holding Co.
6.95%, 4/15/29	101	124,996
Continental Resources, Inc./OK
3.80%, 6/01/24	270	264,600
4.50%, 4/15/23	213	216,770
Devon Energy Corp.
3.25%, 5/15/22	195	191,706
Ecopetrol SA
5.875%, 9/18/23-5/28/45	89	93,572
Enbridge Energy Partners LP
4.20%, 9/15/21	100	100,921
5.875%, 10/15/25	60	65,687
7.375%, 10/15/45	65	84,459
9.875%, 3/01/19	120	124,573
Energy Transfer Partners LP
6.05%, 6/01/41	35	36,063
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	215	217,877
5.00%, 10/01/22	55	56,777

	Principal Amount (000)	U.S. $ Value
Enterprise Products Operating LLC
3.35%, 3/15/23	$105	$103,674
3.75%, 2/15/25	140	139,961
4.25%, 2/15/48	130	123,042
4.90%, 5/15/46	45	46,452
EOG Resources, Inc.
2.625%, 3/15/23	128	122,938
4.40%, 6/01/20	300	306,297
Hess Corp.
4.30%, 4/01/27	307	299,862
6.00%, 1/15/40	35	36,680
7.125%, 3/15/33	40	46,337
Husky Energy, Inc.
4.00%, 4/15/24	65	64,882
Kerr-McGee Corp.
6.95%, 7/01/24	50	57,021
Kinder Morgan Energy Partners LP
4.30%, 5/01/24	295	298,558
5.30%, 9/15/20	55	57,069
6.375%, 3/01/41	40	44,225
6.85%, 2/15/20	120	126,166
Kinder Morgan, Inc./DE
5.05%, 2/15/46	175	172,590
Marathon Oil Corp.
6.80%, 3/15/32	191	225,821
Marathon Petroleum Corp.
5.00%, 9/15/54	75	71,588
5.85%, 12/15/45	41	44,230
6.50%, 3/01/41	110	129,404
MPLX LP
4.875%, 12/01/24	60	62,171
Noble Energy, Inc.
3.85%, 1/15/28	350	337,502
3.90%, 11/15/24	172	169,862
4.15%, 12/15/21	65	66,051
Occidental Petroleum Corp.
4.20%, 3/15/48	222	223,055
4.40%, 4/15/46	80	82,231
ONEOK Partners LP
3.375%, 10/01/22	55	54,163
3.80%, 3/15/20	125	125,619
4.90%, 3/15/25	30	31,361
ONEOK, Inc.
4.55%, 7/15/28	175	178,799
5.20%, 7/15/48	90	94,206
Phillips 66
4.875%, 11/15/44	75	78,180
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	90	86,191
3.85%, 10/15/23	170	167,226
4.65%, 10/15/25	90	90,578
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	90	88,155
5.00%, 3/15/27	135	139,278
Spectra Energy Partners LP
3.50%, 3/15/25	110	105,907
4.50%, 3/15/45	50	47,664
4.60%, 6/15/21	75	76,762

	Principal Amount (000)	U.S. $ Value
Suncor Energy, Inc.
6.50%, 6/15/38	$92	$114,677
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	170	161,949
5.40%, 10/01/47	80	77,083
Valero Energy Corp.
3.40%, 9/15/26	110	104,952
6.625%, 6/15/37	95	115,854
Western Gas Partners LP
5.45%, 4/01/44	85	82,353
Williams Partners LP
3.60%, 3/15/22	415	413,456
3.90%, 1/15/25	109	107,542
4.50%, 11/15/23	215	219,732

		9,816,535

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	206,500

Services - 2.4%
Amazon.com, Inc.
3.875%, 8/22/37	85	84,591
Booking Holdings, Inc.
3.60%, 6/01/26	190	184,625
eBay, Inc.
3.60%, 6/05/27	310	294,423
Equifax, Inc.
3.60%, 8/15/21	175	174,286
Expedia Group, Inc.
3.80%, 2/15/28	140	130,535
IHS Markit Ltd.
4.00%, 3/01/26 (a)	76	72,571
4.125%, 8/01/23	208	207,723
4.75%, 8/01/28	88	87,630
Moody’s Corp.
2.75%, 12/15/21	230	224,774
4.875%, 2/15/24	100	104,641
S&P Global, Inc.
4.00%, 6/15/25	140	140,920
4.50%, 5/15/48	125	125,993
Total System Services, Inc.
3.80%, 4/01/21	66	66,336
4.00%, 6/01/23	194	194,832
Verisk Analytics, Inc.
5.50%, 6/15/45	60	61,373

		2,155,253

Technology - 6.2%
Activision Blizzard, Inc.
2.60%, 6/15/22	139	134,205
Analog Devices, Inc.
3.125%, 12/05/23	225	217,872
Apple, Inc.
3.45%, 2/09/45	360	325,883
3.85%, 8/04/46	75	72,440
4.65%, 2/23/46	185	201,726

	Principal Amount (000)	U.S. $ Value
Applied Materials, Inc.
4.35%, 4/01/47	$70	$71,779
Baidu, Inc.
3.875%, 9/29/23	200	198,360
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24	284	274,690
3.875%, 1/15/27	291	272,780
Cisco Systems, Inc.
5.50%, 1/15/40	60	72,574
5.90%, 2/15/39	45	56,457
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)	62	65,094
6.02%, 6/15/26 (a)	300	317,031
DXC Technology Co.
2.875%, 3/27/20	104	103,070
Fidelity National Information Services, Inc.
3.875%, 6/05/24	19	18,939
5.00%, 10/15/25	2	2,114
Series 30Y
4.75%, 5/15/48	90	90,095
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	138	136,443
HP, Inc.
3.75%, 12/01/20	14	14,119
Juniper Networks, Inc.
3.30%, 6/15/20	200	199,306
4.35%, 6/15/25	50	49,822
4.50%, 3/15/24	120	121,680
KLA-Tencor Corp.
4.65%, 11/01/24	215	221,568
Lam Research Corp.
2.75%, 3/15/20	115	114,150
Maxim Integrated Products, Inc.
3.375%, 3/15/23	150	147,348
Microchip Technology, Inc.
3.922%, 6/01/21 (a)	175	175,101
Microsoft Corp.
3.45%, 8/08/36	420	404,233
3.70%, 8/08/46	270	262,291
Oracle Corp.
3.90%, 5/15/35	255	251,642
4.00%, 11/15/47	130	126,547
4.50%, 7/08/44	140	146,978
QUALCOMM, Inc.
2.60%, 1/30/23	190	181,459
Seagate HDD Cayman
4.75%, 1/01/25	38	36,869
4.875%, 3/01/24	25	24,669
Tencent Holdings Ltd.
3.925%, 1/19/38 (a)	215	199,430
VMware, Inc.
2.95%, 8/21/22	60	57,998
Xerox Corp.
2.80%, 5/15/20	95	93,636

		5,460,398

	Principal Amount (000)	U.S. $ Value
Transportation - Railroads - 0.5%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	$85	$90,064
CSX Corp.
3.80%, 11/01/46	175	160,865
Union Pacific Corp.
4.00%, 4/15/47	110	106,297
4.375%, 9/10/38	90	93,039

		450,265

Transportation - Services - 1.3%
Aviation Capital Group LLC
3.875%, 5/01/23 (a)	215	213,170
ERAC USA Finance LLC
3.85%, 11/15/24 (a)	145	144,095
FedEx Corp.
4.05%, 2/15/48	175	161,627
4.75%, 11/15/45	155	158,069
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.90%, 2/01/24 (a)	300	295,629
Ryder System, Inc.
2.50%, 9/01/22	150	143,423

		1,116,013

		47,202,901

Financial Institutions - 35.7%
Banking - 23.3%
Banco Santander SA
3.50%, 4/11/22	200	198,188
4.25%, 4/11/27	200	194,252
Bank of America Corp.
2.881%, 4/24/23	110	106,822
3.419%, 12/20/28	131	122,900
3.864%, 7/23/24	265	265,252
3.97%, 3/05/29	85	83,241
4.00%, 1/22/25	615	607,595
4.20%, 8/26/24	125	125,286
Series G
3.593%, 7/21/28	580	552,717
Bank of New York Mellon Corp. (The)
2.661%, 5/16/23	85	82,349
Bank One Michigan
8.25%, 11/01/24	160	197,357
BNP Paribas SA
6.75%, 3/14/22 (a)(b)	265	271,466
BPCE SA
5.15%, 7/21/24 (a)	205	209,481
Capital One Bank USA NA
3.375%, 2/15/23	775	753,904
Citigroup, Inc.
3.40%, 5/01/26	305	290,830
3.668%, 7/24/28	283	269,648
3.70%, 1/12/26	285	277,430
3.875%, 3/26/25	190	184,408
4.044%, 6/01/24	310	311,829

	Principal Amount (000)	U.S. $ Value
4.40%, 6/10/25	$280	$279,350
4.45%, 9/29/27	225	222,615
Citizens Bank NA/Providence RI
2.25%, 3/02/20	250	245,788
Compass Bank
3.50%, 6/11/21	310	309,225
5.50%, 4/01/20	110	113,071
Cooperatieve Rabobank UA
4.375%, 8/04/25	500	495,730
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	405	410,058
Danske Bank A/S
3.875%, 9/12/23 (a)	265	262,027
6.125%, 3/28/24 (a)(b)	200	191,544
Discover Bank
3.10%, 6/04/20	250	248,830
Discover Financial Services
3.75%, 3/04/25	185	177,924
DNB Bank ASA
6.50%, 3/26/22 (a)(b)	200	207,210
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25-2/25/26	273	266,661
3.85%, 7/08/24-1/26/27	895	875,119
4.25%, 10/21/25	325	322,169
4.411%, 4/23/39	305	298,683
5.95%, 1/15/27	40	43,717
HSBC Holdings PLC
4.25%, 3/14/24	395	393,862
6.50%, 3/23/28 (b)	210	205,275
Intesa Sanpaolo SpA
3.875%, 7/14/27 (a)	200	175,180
4.375%, 1/12/48 (a)	215	171,422
JPMorgan Chase & Co.
2.776%, 4/25/23	300	290,853
3.125%, 1/23/25	425	408,145
3.22%, 3/01/25	300	289,803
3.509%, 1/23/29	90	85,258
3.54%, 5/01/28	225	215,145
3.875%, 9/10/24	160	158,435
3.882%, 7/24/38	95	89,163
3.964%, 11/15/48	215	198,770
Lloyds Banking Group PLC
4.375%, 3/22/28	210	207,591
4.582%, 12/10/25	225	222,467
Morgan Stanley
3.625%, 1/20/27	550	528,875
3.737%, 4/24/24	400	397,868
4.457%, 4/22/39	90	90,033
Series F
3.875%, 4/29/24	55	54,955
Series G
3.75%, 2/25/23	144	143,999
4.00%, 7/23/25	103	103,009
4.35%, 9/08/26	280	278,342
5.50%, 7/24/20	155	161,395

	Principal Amount (000)	U.S. $ Value
Nationwide Building Society
4.125%, 10/18/32 (a)	$250	$232,928
Nordea Bank AB
5.50%, 9/23/19 (a)(b)	255	255,250
PNC Bank NA
2.95%, 1/30/23	250	241,935
Royal Bank of Scotland Group PLC
3.498%, 5/15/23	200	195,128
4.519%, 6/25/24	200	201,002
4.80%, 4/05/26	285	290,515
Santander Holdings USA, Inc.
3.40%, 1/18/23	215	207,793
4.40%, 7/13/27	280	272,446
Skandinaviska Enskilda Banken AB
5.75%, 5/13/20 (a)(b)	255	256,849
Societe Generale SA
5.00%, 1/17/24 (a)	215	218,173
Standard Chartered PLC
3.95%, 1/11/23 (a)	225	219,751
State Street Corp.
2.653%, 5/15/23	85	82,617
SunTrust Bank/Atlanta GA
2.929% (LIBOR 3 Month + 0.59%), 8/02/22 (c)	220	220,099
Svenska Handelsbanken AB
5.25%, 3/01/21 (a)(b)	255	247,207
Swedbank AB
5.50%, 3/17/20 (a)(b)	200	199,568
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)	405	404,814
UniCredit SpA
4.625%, 4/12/27 (a)	200	187,614
US Bancorp
Series J
5.30%, 4/15/27 (b)	27	26,998
Wells Fargo & Co.
3.00%, 10/23/26	1,285	1,193,405
3.584%, 5/22/28	430	412,770
4.40%, 6/14/46	95	90,773
Zions Bancorporation
4.50%, 6/13/23	13	13,144

		20,615,300

Brokerage - 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30	215	194,115

Finance - 1.4%
AIG Global Funding
2.15%, 7/02/20 (a)	175	171,213
Air Lease Corp.
3.25%, 3/01/25	230	215,112
Comerica, Inc.
3.70%, 7/31/23	175	175,179

	Principal Amount (000)	U.S. $ Value
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	$200	$194,812
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	107,207
Synchrony Financial
4.25%, 8/15/24	135	130,295
4.50%, 7/23/25	215	208,664

		1,202,482

Insurance - 5.8%
ACE Capital Trust II
9.70%, 4/01/30	100	139,620
Aegon NV
5.50%, 4/11/48	210	203,920
Aetna, Inc.
3.875%, 8/15/47	175	156,307
Allstate Corp. (The)
2.764% (LIBOR 3 Month + 0.43%), 3/29/21 (c)	320	320,397
6.50%, 5/15/57	84	94,374
American International Group, Inc.
8.175%, 5/15/58	65	82,313
Series A-9
5.75%, 4/01/48	245	241,205
Anthem, Inc.
2.50%, 11/21/20	130	128,033
3.125%, 5/15/22	110	108,389
3.65%, 12/01/27	300	286,218
Aon Corp.
8.205%, 1/01/27	100	121,691
Aon PLC
4.60%, 6/14/44	70	68,937
Cigna Corp.
7.875%, 5/15/27	53	66,140
Cloverie PLC for Swiss Re Corporate Solutions Ltd.
4.50%, 9/11/44 (a)	200	192,140
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	86	84,080
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	100	103,555
6.10%, 10/01/41	45	53,556
Humana, Inc.
2.50%, 12/15/20	260	254,891
Jackson National Life Global Funding
2.50%, 6/27/22 (a)	190	182,807
Lincoln National Corp.
4.85%, 6/24/21	200	207,472
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	185,832
MetLife, Inc.
Series D
5.875%, 3/15/28 (b)	170	174,377

	Principal Amount (000)	U.S. $ Value
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	$55	$85,534
Principal Financial Group, Inc.
4.70%, 5/15/55	227	228,351
Progressive Corp. (The)
4.125%, 4/15/47	150	146,390
Prudential Financial, Inc.
3.878%, 3/27/28	170	169,563
3.905%, 12/07/47	171	157,978
5.375%, 5/15/45	140	140,027
5.625%, 6/15/43	200	207,916
QBE Insurance Group Ltd.
6.75%, 12/02/44 (a)	240	248,105
Swiss Re America Holding Corp.
7.00%, 2/15/26	90	104,793
UnitedHealth Group, Inc.
4.25%, 6/15/48	175	178,729

		5,123,640

REITS - 5.0%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	87	83,215
3.90%, 6/15/23	100	100,009
4.00%, 1/15/24	305	305,930
American Homes 4 Rent LP
4.25%, 2/15/28	215	206,211
American Tower Corp.
3.125%, 1/15/27	95	86,136
3.375%, 10/15/26	100	93,221
DDR Corp.
3.625%, 2/01/25	135	128,343
EPR Properties
4.50%, 4/01/25	20	19,663
4.95%, 4/15/28	85	83,325
5.25%, 7/15/23	175	180,322
Essex Portfolio LP
3.25%, 5/01/23	56	54,390
3.375%, 1/15/23	125	122,067
3.875%, 5/01/24	84	83,189
HCP, Inc.
3.875%, 8/15/24	150	146,358
Hospitality Properties Trust
4.65%, 3/15/24	148	146,923
Kilroy Realty LP
6.625%, 6/01/20	200	210,696
Kimco Realty Corp.
2.80%, 10/01/26	95	84,245
Mid-America Apartments LP
3.75%, 6/15/24	115	112,792
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	106,263
Realty Income Corp.
3.875%, 4/15/25	210	207,352
5.75%, 1/15/21	210	220,391
Spirit Realty LP
4.45%, 9/15/26	153	147,259
Ventas Realty LP
3.50%, 2/01/25	87	83,413

	Principal Amount (000)	U.S. $ Value
VEREIT Operating Partnership LP
3.00%, 2/06/19	$60	$59,974
4.60%, 2/06/24	84	84,097
Vornado Realty LP
3.50%, 1/15/25	435	415,638
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	142,828
Welltower, Inc.
4.00%, 6/01/25	519	510,738
Weyerhaeuser Co.
4.625%, 9/15/23	120	124,668
WP Carey, Inc.
4.60%, 4/01/24	44	44,295

		4,393,951

		31,529,488

Utility - 5.7%
Electric - 5.1%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)	215	216,135
AEP Transmission Co. LLC
3.75%, 12/01/47	80	74,311
Berkshire Hathaway Energy Co.
4.50%, 2/01/45	70	71,219
6.125%, 4/01/36	147	180,925
CMS Energy Corp.
6.25%, 2/01/20	165	171,857
Consolidated Edison Co. of New York, Inc.
Series 12-A
4.20%, 3/15/42	70	69,157
Consolidated Edison, Inc.
Series A
2.00%, 3/15/20	130	127,765
Dominion Energy, Inc.
2.579%, 7/01/20	185	182,430
3.90%, 10/01/25	110	108,963
4.70%, 12/01/44	135	137,507
Series A
1.875%, 1/15/19	150	149,375
DTE Electric Co.
3.70%, 3/15/45	75	70,272
Duke Energy Corp.
3.75%, 9/01/46	120	108,055
3.95%, 8/15/47	80	74,365
Enel Americas SA
4.00%, 10/25/26	53	50,880
Enel Chile SA
4.875%, 6/12/28	62	63,368
Enel Finance International NV
3.625%, 5/25/27 (a)	200	185,594
Enel Generacion Chile SA
4.25%, 4/15/24	33	32,959
Entergy Corp.
4.00%, 7/15/22	153	154,559
Entergy Louisiana LLC
4.00%, 3/15/33	210	210,706

	Principal Amount (000)	U.S. $ Value
Exelon Corp.
5.10%, 6/15/45	$250	$265,932
Exelon Generation Co. LLC
2.95%, 1/15/20	157	156,290
Florida Power & Light Co.
4.05%, 6/01/42	70	70,228
Kallpa Generacion SA
4.125%, 8/16/27 (a)	200	188,826
Oklahoma Gas & Electric Co.
3.85%, 8/15/47	63	59,225
Oncor Electric Delivery Co. LLC
3.80%, 9/30/47	80	76,622
Pacific Gas & Electric Co.
3.25%, 9/15/21	217	210,800
PacifiCorp
6.00%, 1/15/39	70	87,504
PSEG Power LLC
3.00%, 6/15/21	160	158,285
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	150	147,206
Sempra Energy
3.80%, 2/01/38	215	197,880
Southern Co. (The)
2.35%, 7/01/21	175	170,236
Southern Power Co.
4.15%, 12/01/25	167	166,603
Virginia Electric & Power Co.
Series B
3.80%, 9/15/47	80	74,916

		4,470,955

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
4.10%, 9/01/47	75	70,028
GNL Quintero SA
4.634%, 7/31/29 (a)	200	197,250
NiSource, Inc.
5.65%, 2/01/45	60	68,797
Southern Co. Gas Capital Corp.
5.25%, 8/15/19	105	107,223

		443,298

Other Utility - 0.1%
American Water Capital Corp.
3.75%, 9/01/47	80	74,313

		4,988,566

Total Corporates - Investment Grade (cost $85,380,697)		83,720,955

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Chile - 0.4%
Corp. Nacional del Cobre de Chile
3.625%, 8/01/27 (a)	200	190,152

	Principal Amount (000)	U.S. $ Value
Empresa Nacional del Petroleo
3.75%, 8/05/26 (a)	$200	$191,940

		382,092

China - 0.2%
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 9/13/22 (a)	200	190,114

Mexico - 0.1%
Petroleos Mexicanos
5.625%, 1/23/46	125	102,812
6.75%, 9/21/47	14	12,964

		115,776

Panama - 0.3%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	200	208,000

United Arab Emirates - 0.2%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47 (a)	200	194,008

Total Quasi-Sovereigns (cost $1,116,495)		1,089,990

CORPORATES - NON-INVESTMENT GRADE - 1.0%
Financial Institutions - 0.8%
Banking - 0.7%
Barclays PLC
5.20%, 5/12/26	585	582,046
Standard Chartered PLC
3.849% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)	100	84,593

		666,639

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	46,396

		713,035

Industrial - 0.2%
Energy - 0.2%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	64,239
Nabors Industries, Inc.
5.50%, 1/15/23	153	148,494

		212,733

Total Corporates - Non-Investment Grade (cost $991,114)		925,768

GOVERNMENTS - TREASURIES - 0.9%
United States - 0.9%
U.S. Treasury Bonds Principal Strip Zero Coupon, 5/15/48	755	303,907

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Notes
2.875%, 5/15/28	$510	$506,175

Total Governments - Treasuries (cost $810,259)		810,082

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
Mexico Government International Bond
4.60%, 1/23/46	200	183,100
4.75%, 3/08/44	150	141,375

Total Governments - Sovereign Bonds (cost $322,205)		324,475

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26 (cost $144,510)	156	132,600

SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit 0.35%, 8/01/18 (cost $158,613)	159	158,613

Total Investments - 98.7% (cost $88,923,893) (d)		87,162,483
Other assets less liabilities - 1.3%		1,157,078

Net Assets - 100.0%		$88,319,561

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at July 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	10	September 2018	USD	1,000	$1,403,609	$1,429,688	$26,079
U.S. T-Note 2 Yr (CBT) Futures	8	September 2018	USD	1,600	1,693,760	1,691,000	(2,760)
U.S. Ultra Bond (CBT) Futures	1	September 2018	USD	100	157,126	156,906	(220)
Sold Contracts
U.S. 10 Yr Ultra Futures	26	September 2018	USD	2,600	3,307,542	3,304,844	2,698
U.S. T-Note 5 Yr (CBT) Futures	10	September 2018	USD	1,000	1,133,933	1,131,250	2,683
U.S. T-Note 10 Yr (CBT) Futures	16	September 2018	USD	1,600	1,912,728	1,910,750	1,978

							$30,458

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	1,710	11/16/18	3 Month LIBOR	1.235%	Quarterly/Semi-Annual	$(10,248)
USD	1,170	9/09/21	1.132%	3 Month LIBOR	Semi-Annual/Quarterly	62,490
USD	1,070	3/27/22	2.058%	3 Month LIBOR	Semi-Annual/Quarterly	28,936
USD	60	11/04/44	3 Month LIBOR	3.049%	Quarterly/Semi-Annual	(485)
USD	60	5/05/45	3 Month LIBOR	2.562%	Quarterly/Semi-Annual	(6,091)
USD	60	6/02/46	3 Month LIBOR	2.186%	Quarterly/Semi-Annual	(10,689)
USD	690	7/15/46	3 Month LIBOR	1.783%	Quarterly/Semi-Annual	(177,454)
USD	270	9/02/46	3 Month LIBOR	1.736%	Quarterly/Semi-Annual	(71,236)
USD	50	11/02/46	3 Month LIBOR	2.086%	Quarterly/Semi-Annual	(9,988)

						$(194,765)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp.,
4.000%, 11/01/21, 6/20/19*	1.00%	Quarterly	0.10%	USD	34	$311	$(81)	$392

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	USD	600	6/10/43	3 Month LIBOR	3.191%	Quarterly/Semi-Annual	$14,613

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $12,174,184 or 13.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(d)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $496,514 and gross unrealized depreciation of investments was $(2,407,226), resulting in net unrealized depreciation of $(1,910,712).

Glossary:

CBT	-	Chicago Board of Trade
LIBOR	-	London Interbank Offered Rates
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$83,720,955		$	– 0	–	$83,720,955
Quasi-Sovereigns		– 0	–	1,089,990			– 0	–	1,089,990
Corporates - Non-Investment Grade		– 0	–	925,768			– 0	–	925,768
Governments - Treasuries		– 0	–	810,082			– 0	–	810,082
Governments - Sovereign Bonds		– 0	–	324,475			– 0	–	324,475
Emerging Markets - Corporate Bonds		– 0	–	132,600			– 0	–	132,600
Short-Term Investments		– 0	–	158,613			– 0	–	158,613

Total Investments in Securities		– 0	–	87,162,483			– 0	–	87,162,483
Other Financial Instruments (a):
Assets:
Futures		33,438		– 0	–		– 0	–	33,438
Centrally Cleared Interest Rate Swaps		– 0	–	91,426			– 0	–	91,426
Credit Default Swaps		– 0	–	311			– 0	–	311
Interest Rate Swaps		– 0	–	14,613			– 0	–	14,613
Liabilities:
Futures		(2,980)		– 0	–		– 0	–	(2,980)
Centrally Cleared Interest Rate Swaps		– 0	–	(286,191)			– 0	–	(286,191)

Total (b)		$30,458		$86,982,642		$	– 0	–	$87,013,100

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.2%
Long-Term Municipal Bonds - 85.5%
California - 12.5%
Alameda Corridor Transportation Authority
Series 2016A
5.00%, 10/01/22	$725	$801,981
Series 2016B
5.00%, 10/01/35-10/01/36	1,150	1,291,577
California School Finance Authority (Bright Star Schools Obligated Group)
Series 2017
5.00%, 6/01/37-6/01/54 (a)(b)	850	873,324
California School Finance Authority (Downtown College Prep Obligated Group)
Series 2016
5.00%, 6/01/51 (a)(b)	250	254,030
California School Finance Authority (Ednovate Obligated Group)
5.00%, 6/01/48-6/01/56 (a)(b)	2,085	2,155,869
Coalinga-Huron Joint Unified School District
BAM Series 2018B
5.00%, 8/01/48	500	563,215
Golden Empire Schools Financing Authority (Kern High School District)
Series 2018
5.00%, 5/01/21	1,195	1,300,040
Los Angeles Department of Water
Series 2016A
5.00%, 7/01/41	200	228,406
Oakland Unified School District/Alameda County
Series 2017C
5.00%, 8/01/33	200	234,782
Port of Los Angeles
Series 2014A
5.00%, 8/01/21	355	386,481
Sacramento Municipal Utility District
Series 2018F
5.00%, 8/15/19	1,555	1,614,510

		9,704,215

Connecticut - 3.1%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/25	525	590,363
BAM Series 2018C
5.00%, 7/15/36-7/15/38	1,620	1,803,019

		2,393,382

District of Columbia - 3.2%
District of Columbia (KIPP DC Obligated Group)
Series 2017B
5.00%, 7/01/37	625	690,119
District of Columbia (KIPP DC)
Series 2017A
5.00%, 7/01/42	785	862,205

	Principal Amount (000)	U.S. $ Value
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/35	$820	$936,333

		2,488,657

Florida - 0.7%
Broward County School Board/FL COP
Series 2017B
5.00%, 7/01/32	500	576,425

Georgia - 0.3%
Atlanta Development Authority
Series 2017
2.061%, 12/01/21	230	222,631

Illinois - 1.7%
Cook County Community College District No. 508
Series 2013
5.25%, 12/01/43	605	629,454
BAM Series 2017
5.00%, 12/01/47	620	666,351

		1,295,805

Kansas - 0.8%
Seward County Unified School District No. 480 Liberal
Series 2017B
5.00%, 9/01/28	555	638,300

Massachusetts - 7.8%
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	2,490	2,690,545
Series 2016E
5.00%, 7/01/37	765	831,570
Series 2017F
5.00%, 7/01/30	1,475	1,656,336
Massachusetts Development Finance Agency (WGBH Educational Foundation)
Series 2017A
4.00%, 1/01/32	825	879,648

		6,058,099

Michigan - 6.6%
Center Line Public Schools
Series 2018
5.00%, 5/01/38	895	1,012,916
Grand Rapids Public Schools
AGM Series 2017
5.00%, 5/01/27	200	234,088
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,510	1,677,474
Series 2016B
5.00%, 7/01/46	1,225	1,345,699
Series 2016C
5.00%, 7/01/26	695	817,953

		5,088,130

	Principal Amount (000)	U.S. $ Value
Missouri - 0.3%
St. Louis Community College District
Series 2017
4.00%, 4/01/35	$200	$208,322

Nevada - 4.1%
Clark County School District
Series 2017C
5.00%, 6/15/26-6/15/33	2,000	2,292,380
Series 2018A
5.00%, 6/15/24	750	855,705

		3,148,085

New Jersey - 9.7%
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.)
5.00%, 7/01/50	1,000	1,063,240
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2018C
5.00%, 6/15/42	1,000	1,083,150
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
Series 2017
5.00%, 7/15/47	1,170	1,253,643
New Jersey Economic Development Authority (Seeing Eye, Inc. (The))
Series 2015
5.00%, 3/01/25	1,700	1,955,255
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease)
Series 2018C
5.00%, 6/15/27	645	727,638
New Jersey Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group)
Series 2016
5.00%, 7/01/41	1,335	1,417,316

		7,500,242

New York - 7.0%
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School)
Series 2018A
5.50%, 5/01/48 (a)(b)	500	521,020
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
Series 2017A
5.00%, 6/01/47 (b)	725	763,012

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
Series 2017D
5.00%, 11/15/32	$570	$663,930
Series 2018B
5.00%, 5/15/20	2,175	2,294,560
New York City Housing Development Corp.
Series 2017E
1.50%, 5/01/22	230	225,294
New York City Municipal Water Finance Authority
Series 2017B
5.00%, 6/15/31	100	116,998
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/34 (c)	750	850,305

		5,435,119

Ohio - 6.2%
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	3,045	3,233,912
5.25%, 2/15/47	1,500	1,614,210

		4,848,122

Oklahoma - 5.7%
Oklahoma County Finance Authority
Series 2018
5.00%, 10/01/24	1,120	1,276,251
Oklahoma Development Finance Authority (OU Medicine Obligated Group)
Series 2018B
5.25%, 8/15/43	2,775	3,130,339

		4,406,590

Oregon - 1.7%
Tri-County Metropolitan Transportation District of Oregon
Series 2017A
5.00%, 10/01/26	865	1,009,170
Series 2018A
5.00%, 10/01/29	250	293,040

		1,302,210

Pennsylvania - 6.9%
Capital Region Water
Series 2018
5.00%, 7/15/25-7/15/26	1,510	1,741,621
Delaware County Authority (Elwyn Obligated Group)
Series 2017
5.00%, 6/01/37	825	892,625
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/32-7/01/34	1,115	1,222,528

	Principal Amount (000)	U.S. $ Value
Philadelphia Authority for Industrial Development
AGM Series 2017
5.00%, 12/01/35	$200	$223,578
Southeastern Pennsylvania Transportation Authority
Series 2017
5.00%, 3/01/27	195	230,453
State Public School Building Authority (Community College of Philadelphia)
BAM Series 2018
5.00%, 6/15/21	1,000	1,081,780

		5,392,585

Texas - 0.5%
El Paso County Hospital District
Series 2017
5.00%, 8/15/37	370	406,652

West Virginia - 6.3%
Morgantown Utility Board, Inc.
BAM Series 2018B
5.00%, 12/01/43	2,555	2,898,647
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
5.00%, 6/01/52	1,775	1,957,470

		4,856,117

Wisconsin - 0.4%
Milwaukee Redevelopment Authority
Series 2017
5.00%, 11/15/25	200	232,530
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	100	102,224

		334,754

Total Long-Term Municipal Bonds (cost $66,536,344)		66,304,442

Short-Term Municipal Notes - 6.7%
California - 5.4%
California Infrastructure & Economic Development Bank (California Academy of Sciences) 1.837% (LIBOR 1 Month + 0.38%), 8/01/47 (c)(d)	2,000	2,000,000
Fresno Unified School District
Series 2018A
2.00%, 8/01/18	2,140	2,140,000

		4,140,000

Texas - 1.3%
Fort Worth Independent School District
Series 2018
3.00%, 2/15/19	1,000	1,009,050

Company	Shares	U.S. $ Value
Total Short-Term Municipal Notes (cost $5,147,156)		$5,149,050

Total Municipal Obligations (cost $71,683,500)		71,453,492

SHORT-TERM INVESTMENTS - 9.7%
Investment Companies - 9.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (e)(f)(g) (cost $7,512,126)	7,512,126	7,512,126

Total Investments - 101.9% (cost $79,195,626) (h)		78,965,618
Other assets less liabilities - (1.9)%		(1,448,173)

Net Assets - 100.0%		$77,517,445

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $4,669,480 or 6.0% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $176,464 and gross unrealized depreciation of investments was $(406,472), resulting in net unrealized depreciation of $(230,008).

As of July 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
COP	-	Certificate of Participation

AB Impact Municipal Income Shares

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$62,397,975		$3,906,467		$66,304,442
Short-Term Municipal Notes		– 0	–	5,149,050		– 0	–	5,149,050
Short-Term Investments		7,512,126		– 0	–	– 0	–	7,512,126

Total Investments in Securities		7,512,126		67,547,025		3,906,467		78,965,618
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)		$7,512,126		$67,547,025		$3,906,467		$78,965,618

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/18	$1,220,137		$1,220,137
Accrued discounts/(premiums)	(1,534)		(1,534)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	23,200		23,200
Purchases	2,664,664		2,664,664
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/18	$3,906,467		$3,906,467

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$23,200		$23,200

As of July 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2018 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,659	$39,420	$35,567	$7,512	$35

AB Municipal Income Shares

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.4%
Long-Term Municipal Bonds - 97.4%
Alabama - 3.2%
County of Jefferson AL
Series 2018A
5.00%, 4/01/23-4/01/24	$5,125	$5,780,538
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,362,637
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	406,068
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	10,837,650
Jefferson County Board of Education/AL
Series 2018
5.00%, 2/01/39-2/01/46	28,280	31,518,882
Southeast Alabama Gas District (The)
Series 2018A
4.00%, 4/01/49	13,350	14,187,178
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,244,140
Series 2016A
5.00%, 12/01/31	10,000	10,813,800
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/33	3,500	4,014,220

		94,165,113

Alaska - 0.3%
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,207,380

Arizona - 1.2%
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC)
5.00%, 5/01/51	1,100	1,207,569
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,913,908
Glendale Industrial Development Authority (Beatitudes Campus (The))
Series 2017
5.00%, 11/15/36-11/15/45 (a)	3,400	3,492,948
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016
5.00%, 5/15/39	2,700	2,941,110

	Principal Amount (000)	U.S. $ Value
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona)
Series 2014
5.00%, 7/01/44	$3,875	$4,070,920
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	16,100	18,387,022
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	80	89,608
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	177,900
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017A
6.125%, 10/01/47 (a)(b)	1,065	1,167,719
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,118,920

		36,567,624

California - 4.9%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	109,210
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/34-10/01/37	26,130	29,357,687
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,660,078
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27 (Pre-refunded/ETM)	1,000	1,146,370
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	13,274,703
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	108,072
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	1,700	1,900,243
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/35-11/15/38	8,150	9,383,995
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM) (a)	85	96,107

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)(b)	$1,000	$1,066,180
Series 2014
5.00%, 1/01/35 (a)	1,085	1,065,882
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/43	3,625	4,060,834
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	1,025	1,046,423
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2014A
7.00%, 6/01/34 (a)	1,200	1,352,712
7.25%, 6/01/43 (a)	2,075	2,346,223
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43 (a)	740	790,949
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (b)	6,405	6,784,624
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34 (b)	3,000	3,201,180
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (a)(c)(d)(e)	730	543,850
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	573,608
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44 (a)(b)	1,200	1,271,232
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41 (a)	100	114,296

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	$140	$155,603
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47 (a)	250	269,783
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.50%, 9/01/46 (a)	1,000	1,094,720
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	111,267
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (a)	10,000	10,265,500
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/36	2,705	2,832,676
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,128,025
Palomar Health
Series 2016
5.00%, 11/01/39	3,990	4,290,926
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31 (a)	1,000	1,080,680
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	1,250	1,411,413
San Joaquin County Transportation Authority (San Joaquin County Transportation Authority Sales Tax)
Series 2017
5.00%, 3/01/36-3/01/37	5,500	6,434,635
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,578,122
Series 2014B
5.25%, 1/15/44	1,000	1,093,640
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43 (a)	1,685	1,685,630
State of California
Series 2016
4.00%, 9/01/33-9/01/35	18,000	19,204,390

	Principal Amount (000)	U.S. $ Value
University of California CA Revenues
5.00%, 5/15/33 (f)	$1,000	$1,124,080
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42 (a)	3,375	3,701,531

		144,717,079

Colorado - 0.8%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/37 (a)(b)	5,000	5,132,350
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,324,409
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,073,629
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,289,472
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)(b)	1,000	1,058,870
Copperleaf Metropolitan District No. 2
Series 2015
5.75%, 12/01/45 (a)	1,000	1,047,490
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,068,430
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/40 (a)(b)	1,500	1,546,980
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45 (a)	1,000	1,027,110
Series 2017A
5.00%, 12/01/38-12/01/47 (a)	2,000	2,028,580

		23,597,320

Connecticut - 4.4%
Connecticut State Health & Educational Facilities Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,275,435
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.)
Series 2017I-1
5.00%, 7/01/35-7/01/37	2,095	2,358,299

	Principal Amount (000)	U.S. $ Value
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (b)	$2,475	$2,569,574
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/35-7/01/38	5,245	5,763,245
State of Connecticut
Series 2013A
5.00%, 10/15/24	5,000	5,536,600
Series 2013E
5.00%, 8/15/31 (f)	1,000	1,080,200
Series 2015F
5.00%, 11/15/25-11/15/32	7,070	7,947,058
Series 2016A
5.00%, 3/15/32	8,165	9,012,037
Series 2016B
5.00%, 5/15/22	3,875	4,238,901
Series 2016E
5.00%, 10/15/28-10/15/34	17,845	19,879,704
Series 2016F
5.00%, 10/15/31	10,205	11,364,798
Series 2017A
5.00%, 4/15/29-4/15/34	27,300	30,380,436
Series 2018A
5.00%, 4/15/34-4/15/37	7,930	8,801,833
Series 2018C
5.00%, 6/15/31-6/15/38	7,490	8,377,620
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,406,100

		128,991,840

Delaware - 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,563,680
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,360,788

		3,924,468

District of Columbia - 0.5%
District of Columbia
Series 2011
6.625%, 3/01/41 (Pre-refunded/ETM) (a)	100	112,273
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,494,337
Series 2016A
5.00%, 6/01/41-6/01/46	1,450	1,561,264

	Principal Amount (000)	U.S. $ Value
District of Columbia (KIPP DC Obligated Group)
Series 2017B
5.00%, 7/01/37	$1,465	$1,617,638
District of Columbia (KIPP DC)
Series 2017A
5.00%, 7/01/42-7/01/48	8,580	9,397,201
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	563,045

		14,745,758

Florida - 4.7%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46 (a)	100	111,110
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46 (a)	435	498,875
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,079,160
Bexley Community Development District
Series 2016
4.875%, 5/01/47 (a)	1,000	1,018,350
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)(b)	1,400	1,503,768
6.00%, 7/01/45-7/01/50 (a)(b)	4,015	4,323,617
Capital Trust Agency, Inc. (AVIVA SENIOR LIFE)
Series 2017
5.00%, 7/01/46 (a)(b)	1,300	1,324,284
Central Florida Expressway Authority
Series 2016B
5.00%, 7/01/34	5,500	6,286,335
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,465,641
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,130,496
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,165,200
Series 2015A
5.00%, 10/01/31	1,100	1,228,062

	Principal Amount (000)	U.S. $ Value
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/34-10/01/36	$9,650	$10,905,722
Manatee County School District (Manatee County School District Sales Tax)
AGM Series 2017
5.00%, 10/01/28-10/01/30	5,450	6,314,777
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32 (a)	1,670	1,693,747
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,108,928
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	1,150	1,168,791
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,075,814
Series 2014
5.00%, 11/15/39	2,000	2,118,060
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,462,600
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	80	92,811
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	3,990,328
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	2,995,375
North Broward Hospital District
Series 2017B
5.00%, 1/01/37-1/01/48	21,590	23,116,248
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/37-8/15/47	14,530	16,404,270
Town of Davie FL (Nova Southeastern University, Inc.)
5.00%, 4/01/48	14,000	15,478,820
Series 2013A
5.625%, 4/01/43	3,765	4,169,512
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,831,619

		137,062,320

Georgia - 2.8%
Cedartown Polk County Hospital Authority
Series 2016
5.00%, 7/01/39	4,000	4,313,960

	Principal Amount (000)	U.S. $ Value
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	$1,390	$1,519,701
Series 2014A
5.00%, 1/01/33	1,820	2,050,976
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,844,175
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	11,979,674
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,264,820
Glynn-Brunswick Memorial Hospital Authority
Series 2017
5.00%, 8/01/43-8/01/47	12,680	13,833,123
Gwinnett County Development Authority (Board of Regents of the University System of Georgia Lease)
Series 2017A
5.00%, 7/01/32-7/01/37	10,855	12,383,980
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	16,200	17,256,726
Series 2018C
4.00%, 8/01/48	12,245	13,050,231

		81,497,366

Guam - 0.1%
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2011A
5.125%, 1/01/42	1,750	1,827,525

Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	219,414

Illinois - 11.3%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,630	5,668,791
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	10,690,315
Series 2015E
5.125%, 12/01/32	1,000	1,041,300
Series 2016B
6.50%, 12/01/46	1,900	2,171,358
Series 2017G
5.00%, 12/01/34	4,150	4,303,218
Series 2017H
5.00%, 12/01/46	1,285	1,313,771

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 12/01/26-12/01/28	$17,705	$18,678,890
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,821,327
Series 2016B
5.00%, 1/01/34	5,000	5,572,250
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,230,090
Series 2017B
5.00%, 1/01/35-1/01/37	33,445	37,468,228
Chicago O’Hare International Airport (TrIPs Obligated Group)
Series 2018
5.00%, 7/01/33-7/01/48	7,145	7,829,460
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,680,720
City of Chicago IL
Series 2015A
5.00%, 1/01/19	300	303,033
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (a)(g)	1,050	913,784
Illinois Finance Authority (Ascension Health Credit Group)
Series 2016C
5.00%, 2/15/31-2/15/41	14,335	16,469,653
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	455,071
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	427,152
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (a)	2,495	2,617,305
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40-12/01/46	3,900	4,226,490
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.20%, 5/15/30 (a)	1,079	1,063,583
6.33%, 5/15/48 (a)	829	810,194
6.44%, 5/15/55 (a)	1,998	1,966,838
Series 2016C
2.00%, 5/15/55 (a)(c)(d)(g)	609	30,316
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,818,255

	Principal Amount (000)	U.S. $ Value
Series 2015
5.25%, 5/15/50	$2,000	$2,067,840
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017A
5.00%, 8/01/42-8/01/47	3,000	3,241,310
Series 2017C
5.00%, 8/01/46	1,000	1,080,430
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,153,892
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,335,227
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,542,603
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	5,858,103
Series 2016A
5.00%, 12/01/32	7,000	7,899,430
Series 2016B
5.00%, 1/01/41	3,450	3,850,373
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	14,071,400
Series 2017B
Zero Coupon, 12/15/54	6,850	1,141,416
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	7,445	7,785,673
Series 2014
5.00%, 5/01/23-5/01/35	16,170	17,070,238
Series 2016
5.00%, 1/01/22-11/01/35	38,735	41,338,763
Series 2017A
5.00%, 12/01/25-12/01/28	6,210	6,685,948
Series 2017D
5.00%, 11/01/24-11/01/28	45,055	48,546,832
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33 (a)	4,113	3,992,900
Series 2016B
7.00%, 3/01/33 (a)	1,820	1,774,518
Village of Pingree Grove IL Special Service Area No. 7
Series 2015A
4.50%, 3/01/25 (a)	974	1,004,447
5.00%, 3/01/36 (a)	2,963	3,070,379
Series 2015B
6.00%, 3/01/36 (a)	966	1,027,341

		332,110,455

	Principal Amount (000)	U.S. $ Value
Indiana - 0.4%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	$1,000	$1,041,050
5.50%, 8/15/40-8/15/45	3,020	3,146,728
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,077,100
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,430,107

		12,694,985

Iowa - 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
Series 2013B
5.25%, 12/01/50	6,405	6,805,697

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
4.50%, 6/01/40	1,940	1,962,756

Kentucky - 1.5%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/34-8/15/46	15,780	17,180,852
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42 (a)	1,685	1,758,449
5.50%, 11/15/45 (a)	1,000	1,046,850
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37-6/01/41	8,625	9,231,414
5.25%, 6/01/41	1,250	1,361,325
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35 (a)	1,750	1,795,220
5.75%, 11/15/45 (a)	3,350	3,470,533

	Principal Amount (000)	U.S. $ Value
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/33	$8,205	$9,233,251

		45,077,894

Louisiana - 2.1%
Jefferson Parish Hospital Service District No. 2
Series 2011
6.375%, 7/01/41	2,130	2,217,160
Jefferson Sales Tax District
AGM Series 2017B
5.00%, 12/01/34-12/01/36	3,400	3,881,840
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35 (a)	2,100	2,303,238
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/34-10/01/44	27,600	30,748,100
Louisiana Public Facilities Authority
Series 2016
5.00%, 5/15/47 (Pre-refunded/ETM) (a)	10	11,805
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (a)(d)(e)	2,750	28
Series 2014A
7.50%, 7/01/23 (a)(d)(e)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease)
Series 2017
5.00%, 7/01/42-7/01/57	17,565	18,994,980
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,110	1,215,428
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/43	1,000	1,103,110
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,660,608

		62,136,310

Maine - 0.6%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (b)	4,630	4,981,510
Series 2018R-2
4.375%, 8/01/35 (b)	1,700	1,711,713

	Principal Amount (000)	U.S. $ Value
Maine Health & Higher Educational Facilities Authority (Maine Medical Center)
Series 2018A
5.00%, 7/01/43-7/01/48	$9,620	$10,771,338
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,108,680

		18,573,241

Maryland - 0.5%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/33-9/01/36	3,250	3,636,588
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (a)	1,000	1,068,410
City of Rockville MD (King Farm Presbyterian Retirement Community, Inc.)
Series 2017B
5.00%, 11/01/42-11/01/47	4,750	5,131,548
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.375%, 2/15/39 (a)(b)	1,000	1,010,530
4.50%, 2/15/47 (a)(b)	1,200	1,214,520
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group)
Series 2015
5.00%, 7/01/31	3,245	3,575,016

		15,636,612

Massachusetts - 1.3%
Commonwealth of Massachusetts
Series 2016A
5.00%, 3/01/46	2,000	2,233,480
Massachusetts Development Finance Agency (Emmanuel College/MA)
Series 2016A
5.00%, 10/01/43	1,760	1,913,402
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,703,510
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,321,050
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/33	3,125	3,623,094

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	$3,850	$4,224,033
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,331,638
Massachusetts Development Finance Agency (Zero Waste Solutions)
Series 2017
8.00%, 12/01/22 (a)(b)	10,525	8,735,329
Series 2017A
7.75%, 12/01/44 (a)(b)	4,525	4,464,274

		37,549,810

Michigan - 3.9%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/32	4,400	4,754,684
5.25%, 7/01/39	4,825	5,243,424
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.00%, 7/01/41	1,060	1,116,880
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	130,483
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate)
Series 2017A
5.00%, 11/01/32-11/01/37 (a)	1,655	1,749,018
Great Lakes Water Authority Water Supply System Revenue
Series 2016A
5.00%, 7/01/46	1,025	1,138,683
Series 2016D
5.00%, 7/01/36	25,210	27,821,756
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	20,518,676
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/34	2,100	2,310,557
Series 2015D-1
5.00%, 7/01/34	2,000	2,204,700
Series 2015D-2
5.00%, 7/01/34	3,400	3,710,692
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35-11/15/36	5,000	5,087,380
5.00%, 11/15/32	3,850	4,341,760

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	$2,000	$2,213,560
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	8,619,537
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(h)(i)	2,145	2,166,450
Series 2016
9.00%, 12/01/25 (a)(h)(i)(j)(k)	8,970	9,059,700
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,073,800
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,809,592
Wayne State University
Series 2018A
5.00%, 11/15/43	4,000	4,532,840

		114,604,172

Minnesota - 0.1%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,129,980
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 1/01/47	1,780	2,018,485
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,170,399

		4,318,864

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/41	6,900	7,391,901

Missouri - 1.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	2,925	3,135,571
Health & Educational Facilities Authority of the State of Missouri
Series 2016A
5.00%, 2/01/46	1,000	1,076,300

	Principal Amount (000)	U.S. $ Value
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	$100	$103,366
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (a)(b)	2,915	2,837,374
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2014A
5.25%, 8/15/39	620	653,368
Series 2016A
5.00%, 8/15/36-8/15/46	4,060	4,238,609
Series 2018
5.00%, 8/15/42	3,000	3,154,680
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,607,448
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)
NATL
2.77%, 9/01/33 (l)	1,325	1,325,000
NATL Series 1992
2.083%, 12/01/22 (l)	465	465,000
NATL Series 1998A
2.688%, 9/01/33 (l)	3,000	3,000,000
NATL Series 1998B
2.716%, 9/01/33 (l)	440	440,000
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35 (a)	2,000	2,097,360
5.125%, 12/01/45 (a)	4,500	4,722,390

		30,856,466

Montana - 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,211,826

Nebraska - 1.7%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,253,282
Series 2017A
5.00%, 9/01/34-9/01/42	38,560	45,652,918

		48,906,200

Nevada - 1.5%
City of Carson City NV (Carson Tahoe Regional Healthcare)
Series 2017
5.00%, 9/01/37-9/01/47	3,935	4,304,608

	Principal Amount (000)	U.S. $ Value
City of Reno NV (County of Washoe NV Sales Tax Revenue)
Zero Coupon, 7/01/58 (a)(b)	$17,500	$1,944,250
Clark County School District
Series 2017C
5.00%, 6/15/33-6/15/36	17,110	19,321,710
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	1,953,306
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	15,763,720

		43,287,594

New Hampshire - 0.5%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group)
Series 2017
5.00%, 10/01/47	8,105	8,930,413
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,139,244
Series 2016
5.00%, 1/01/41	1,435	1,602,235

		13,671,892

New Jersey - 9.8%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,182,468
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/32	3,645	4,150,853
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	3,455	3,684,550
Series 2014P
5.00%, 6/15/29	5,000	5,411,150
Series 2014U
5.00%, 6/15/21	3,500	3,745,735
Series 2015X
5.00%, 6/15/21	15,920	17,037,743
Series 2017A
5.00%, 7/01/33	1,640	1,801,884
Series 2017B
5.00%, 11/01/20	7,505	7,963,030
Series 2017D
5.00%, 6/15/33-6/15/42	5,370	5,850,639
Series 2018A
5.00%, 6/15/42-6/15/47	5,885	6,365,803

	Principal Amount (000)	U.S. $ Value
Series 2018C
5.00%, 6/15/42	$7,085	$7,674,118
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/37-10/01/47	6,035	6,491,885
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	761,137
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,097,551
Series 2000B
5.625%, 11/15/30	1,475	1,668,299
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group)
Series 2017A
5.00%, 7/01/35-7/01/37	4,300	4,900,033
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	104,603
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/36-7/01/42	8,645	9,625,292
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/35	1,070	1,169,371
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group)
Series 2014
5.00%, 7/01/44	2,040	2,223,743
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
5.00%, 6/15/30-6/15/31	31,870	35,334,534
Series 2016
5.00%, 6/15/24-6/15/30	38,985	43,533,417
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,059,320
Series 2015A
5.00%, 6/15/45	8,450	8,963,168
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27 (Pre-refunded/ETM) (a)	170	189,717
5.00%, 1/01/27 (Pre-refunded/ETM)	2,330	2,600,233

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/32 (Pre-refunded/ETM)	$1,000	$1,115,980
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,238,256
Series 2016A
5.00%, 1/01/33	6,500	7,367,490
Series 2017A
5.00%, 1/01/33-1/01/34	15,000	17,183,800
Series 2017B
5.00%, 1/01/32-1/01/33	13,540	15,724,093
Tobacco Settlement Financing Corp./NJ
Series 2018B
5.00%, 6/01/46	39,750	42,584,970

		287,804,865

New Mexico - 0.0%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,139,288

New York - 7.3%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,091,840
City of New York NY
Series 2018E
5.00%, 3/01/37-3/01/38	17,500	20,172,475
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	265,894
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	13,520	14,842,256
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/34-2/15/36	28,140	32,278,119
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	4,425	4,913,830
Series 2016A
5.00%, 11/15/32	3,440	3,904,194
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (a)	75	79,464
6.70%, 1/01/49 (a)	454	480,848
Series 2014B
5.50%, 7/01/20 (a)	232	235,509
Series 2014C
2.00%, 1/01/49 (a)(c)(d)(g)	514	87,341
New York City Municipal Water Finance Authority
Series 2017E
5.00%, 6/15/36	7,305	8,373,868

	Principal Amount (000)	U.S. $ Value
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	$100	$107,591
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,628,027
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (f)	500	554,555
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/30-12/01/34 (b)	4,200	4,681,496
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,531,205
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
2.756%, 10/01/36 (l)	3,200	3,200,608
XLCA Series 2004A
2.686%, 1/01/39 (l)	4,100	4,101,476
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,167,380
Series 2016A
5.00%, 1/01/41	3,800	4,234,910
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	51,325	58,386,664
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	13,185	14,121,247
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (a)	1,110	1,133,754
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,222,140
Series 2013178
5.00%, 12/01/33	5,000	5,527,950
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (f)	1,950	2,178,701
Series 2017B
5.00%, 11/15/35	6,170	7,147,575

	Principal Amount (000)	U.S. $ Value
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (a)	$860	$843,350
5.25%, 9/15/42-9/15/53 (a)	2,330	2,308,565
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,107,610
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,526,565

		215,437,007

North Carolina - 1.0%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/42-10/01/47	5,830	6,509,635
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40 (a)	5,000	5,234,150
5.00%, 7/01/45 (a)	1,000	1,054,290
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/30-10/01/36	10,025	10,400,051
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30 (a)	2,250	2,388,127
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37 (a)	1,735	1,837,382
Series 2017
5.00%, 9/01/46 (a)	1,000	1,043,850

		28,467,485

North Dakota - 0.4%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/48-6/01/53	10,230	11,066,686

Ohio - 3.0%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/41-2/15/46	10,000	11,045,940
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	21,875	22,063,125
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (a)(b)	675	708,433

	Principal Amount (000)	U.S. $ Value
City of Chillicothe/OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	$7,500	$8,263,050
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	6,490	6,892,639
5.25%, 2/15/47	12,860	13,839,160
County of Franklin/OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47 (a)	2,300	2,318,009
County of Hamilton/OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,084,889
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 20151
7.00%, 1/15/40 (a)	2,500	2,611,675
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
5.625%, 6/01/49 (a)	5,000	4,825,000
Series 2009D
4.25%, 8/01/29 (a)	4,840	4,670,600
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	7,480	7,218,200
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	3,110	3,001,150
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)(b)	1,000	1,044,060

		89,585,930

Oklahoma - 0.0%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35 (a)	1,125	1,203,998

Oregon - 0.2%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19 (a)	280	285,199
State of Oregon
Series 2017L
5.00%, 8/01/34	4,170	4,880,735

		5,165,934

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 7.1%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (b)	$2,270	$2,444,699
Altoona Area School District BAM
5.00%, 12/01/45	1,600	1,771,360
Beaver County Industrial Development Authority (FirstEnergy Generation LLC)
Series 2016B
4.25%, 10/01/47 (a)	10,000	9,650,000
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	525	506,625
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,669,274
Berks County Industrial Development Authority (Highlands at Wyomissing (The))
Series 2018
5.00%, 5/15/48	1,000	1,080,990
Cheltenham Township School District
Series 2016B
5.00%, 2/15/39	1,780	1,981,425
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,298,400
Series 2017
5.00%, 8/01/29-8/01/31	12,110	13,776,738
AGM Series 2017A
5.00%, 8/01/33-8/01/34	13,000	14,597,340
City of Philadelphia PA Water & Wastewater Revenue
Series 2017A
5.00%, 10/01/35-10/01/36	5,105	5,837,173
Commonwealth Financing Authority State Lease
Series 2018
5.00%, 6/01/33	3,140	3,526,000
Commonwealth of Pennsylvania COP
Series 2018A
5.00%, 7/01/38	1,120	1,239,459
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	10,000	10,121,700
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/46-6/01/51 (a)	3,375	3,610,934

	Principal Amount (000)	U.S. $ Value
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45 (a)	$180	$186,406
Series 2012
5.25%, 1/01/41 (a)	1,000	1,027,590
Delaware River Joint Toll Bridge Commission
Series 2017
5.00%, 7/01/34-7/01/37	14,500	16,743,920
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/47	1,500	1,640,280
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/35	3,600	4,068,324
Montgomery County Industrial Development Authority/PA
Series 2010
6.50%, 12/01/25 (Pre-refunded/ETM)	200	229,828
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30 (a)	1,040	1,053,614
5.25%, 1/01/40 (a)	4,740	4,770,526
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35 (a)	5,135	5,462,356
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	279,466
Series 2016A
5.00%, 3/01/37	1,400	1,499,232
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,725,575
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,106,689
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32	1,000	1,124,790
Series 2017
5.00%, 5/01/41	1,000	1,118,410

	Principal Amount (000)	U.S. $ Value
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	$4,000	$4,379,400
Series 2017B
5.00%, 6/01/35-6/01/36	12,850	14,224,934
Series 2018A
5.00%, 12/01/43	10,000	11,281,300
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/42	2,000	2,123,980
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	2,880,528
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,444,320
Series 2018A
5.00%, 9/01/34-9/01/38	4,000	4,477,050
Series 2018B
5.00%, 9/01/43	3,000	3,320,250
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (b)	12,110	11,783,780
Series 2016B
6.08%, 1/01/26 (b)	990	946,866
Series 2016C
Zero Coupon, 1/01/36 (b)	2,945	1,006,748
Series 2016D
Zero Coupon, 1/01/57 (b)	60,400	3,845,064
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,255,991
Union County Hospital Authority (Evangelical Community Hospital Obligated Group)
Series 2018
5.00%, 8/01/38-8/01/43	8,435	9,361,954

		210,481,288

Puerto Rico - 0.3%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	9,335	8,868,250
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	300,663

		9,168,913

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp.
Series 2011
8.375%, 1/01/46 (Pre-refunded/ETM)	3,150	3,632,958

	Principal Amount (000)	U.S. $ Value
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI)
AGM Series 2017A
5.00%, 5/15/28-5/15/29	$2,000	$2,268,830

		5,901,788

South Carolina - 2.5%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43 (a)	1,000	1,024,960
5.125%, 5/01/48 (a)	1,000	1,028,100
South Carolina Public Service Authority
Series 2013A
5.00%, 12/01/38	575	609,121
Series 2013B
5.00%, 12/01/38	810	858,065
Series 2014A
5.00%, 12/01/49	11,200	11,824,400
Series 2014B
5.00%, 12/01/38	1,160	1,232,755
Series 2014C
5.00%, 12/01/36-12/01/46	3,495	3,716,970
Series 2015A
5.00%, 12/01/50	5,000	5,317,500
Series 2016A
5.00%, 12/01/34-12/01/36	4,815	5,253,769
Series 2016B
5.00%, 12/01/37-12/01/56	38,780	41,855,900

		72,721,540

South Dakota - 1.3%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group)
Series 2017
5.00%, 7/01/46	15,000	16,673,250
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/33-9/01/40	18,295	20,466,249

		37,139,499

Tennessee - 0.8%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	8,135	7,895,831
5.125%, 12/01/42 (a)(b)	4,000	3,856,040
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	5,250	5,539,905

	Principal Amount (000)	U.S. $ Value
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/40	$2,435	$2,689,043
Series 2017A
5.00%, 7/01/48	2,335	2,572,960
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2012
5.25%, 12/01/42 (a)	1,000	1,032,330
5.375%, 12/01/47 (a)	800	828,168

		24,414,277

Texas - 9.0%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,761,776
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,455,807
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	3,500	3,736,495
Series 2016
5.00%, 1/01/33-1/01/46	7,855	8,625,840
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,358,280
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,193,471
City of Houston TX Airport System Revenue
XLCA Series 2002D
4.154%, 7/01/32 (l)	12,500	12,500,000
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	15,355	16,600,905
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,197,614
Series 2018
5.00%, 7/15/28	22,975	25,645,154
City of San Antonio TX Electric & Gas Systems Revenue
Series 2017
5.00%, 2/01/33-2/01/35	9,295	10,703,824
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	557,841
Series 2013
6.00%, 8/15/43	1,000	1,112,550

	Principal Amount (000)	U.S. $ Value
Series 2016A
5.00%, 8/15/34-8/15/36	$4,180	$4,713,117
Dallas County Flood Control District No. 1
Series 2015
5.00%, 4/01/28 (a)(b)	1,150	1,197,932
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,589,175
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,369,335
Grand Parkway Transportation Corp.
5.00%, 2/01/23	32,340	35,816,873
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/44	7,305	7,898,897
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	5,225	5,398,470
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus LLC)
Series 2017A
5.00%, 4/01/37	1,380	1,511,873
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49 (a)	1,700	1,805,400
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	4,940	5,352,935
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	294,319
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	9,974,635
Series 2015A
5.00%, 1/01/35	7,000	7,793,870
Series 2015B
5.00%, 1/01/34	3,500	3,927,280
Series 2016A
5.00%, 1/01/39	4,000	4,480,160
Series 2017B
5.00%, 1/01/33-1/01/43	7,400	8,289,504
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM) (a)	1,790	2,130,476
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44 (a)	1,315	1,507,095

	Principal Amount (000)	U.S. $ Value
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	$1,740	$1,819,622
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (a)(c)(d)(e)	2,180	523,200
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22 (g)	200	193,736
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living, Inc.)
Series 2017A
6.625%, 11/15/37 (a)	2,500	2,768,900
Series 2017B-3
3.875%, 11/15/22 (a)	1,200	1,200,540
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48 (a)	8,465	9,280,197
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,237,440
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44 (a)(g)	5,025	4,947,837
Series 2009B
6.86%, 11/15/45 (a)(g)(m)	1,075	983,303
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	5,350	5,675,394
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	11,500	13,376,110
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,359,052
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	715,070

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$200	$212,334
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,192,920
Travis County Health Facilities Development Corp.
Series 2012A
7.00%, 1/01/32 (Pre-refunded/ETM) (a)	1,200	1,344,612
7.125%, 1/01/46 (Pre-refunded/ETM) (a)	2,430	2,729,959
Uptown Development Authority
Series 2017A
5.00%, 9/01/35	1,015	1,125,848
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM) (a)	75	91,397

		265,278,374

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31 (a)	80	86,178
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	105,444

		191,622

Vermont - 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.)
Series 2013
4.625%, 4/01/36 (b)	1,100	1,097,811
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33 (a)	200	211,568
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,676,835

		2,986,214

Virginia - 0.7%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)(b)	1,000	1,024,610
Chesapeake Bay Bridge & Tunnel District
Series 2016
5.00%, 7/01/46	1,000	1,110,170

	Principal Amount (000)	U.S. $ Value
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43 (a)	$1,030	$1,060,962
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,068,116
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	7,490	7,489,775
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (f)	550	620,626
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (b)	1,000	1,076,070
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,877,534
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC)
Series 2017
5.00%, 12/31/52	2,250	2,457,742

		20,785,605

Washington - 1.6%
Kalispel Tribe of Indians
Series 2018A
5.25%, 1/01/38 (a)	750	767,303
King County Public Hospital District No. 4
Series 2015A
5.00%, 12/01/30 (a)	2,235	2,232,810
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,564,833
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/35-7/01/42	5,200	5,784,293
Series 2017B
5.00%, 7/01/34	1,855	2,087,561
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/33-8/15/37	18,005	19,871,261
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)(b)	3,550	3,851,324

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31-1/01/46 (b)	$2,790	$2,995,369
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)(b)	3,215	3,711,300

		46,866,054

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004B
2.66%, 2/15/34 (l)	850	849,839
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,306,598

		3,156,437

Wisconsin - 1.9%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,529,116
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group)
Series 2017
5.00%, 8/15/52	20,345	22,327,620
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (a)(b)	4,985	5,716,748
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)(b)	3,335	3,409,204
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,132,656
Series 2016D
4.05%, 11/01/30	720	730,980
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	2,650	2,831,482
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017A
5.25%, 5/15/37-5/15/47 (b)	3,225	3,511,544

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group)
Series 2017B
7.125%, 6/01/41 (a)(b)	$7,885	$7,999,727
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (b)	1,550	1,595,059
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44 (a)(b)	1,000	1,072,800
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (b)	545	570,844

		56,427,780

Total Municipal Obligations (cost $2,835,435,371)		2,869,710,466

	Shares
SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.74% (n)(o)(p) (cost $46,644,660)	46,644,660	46,644,660

	Principal Amount (000)
Corporates - Investment Grade - 0.1%
Industrial - 0.1%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 9/30/18 (a)(h)(i) (cost $4,965,000)	$4,965	4,965,000

Total Short-Term Investments (cost $51,609,660)		51,609,660

Total Investments - 99.1% (cost $2,887,045,031) (q)		2,921,320,126
Other assets less liabilities - 0.9%		25,553,067

Net Assets - 100.0%		$2,946,873,193

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 75,000	5/01/23	3 Month LIBOR	3.033%	Quarterly/Semi-Annual	$(106,935)	$	– 0	–	$(106,935)
USD 50,000	5/01/23	3 Month LIBOR	3.048%	Quarterly/Semi-Annual	(43,515)		– 0	–	(43,515)
USD 57,000	4/03/28	3.014%	3 Month LIBOR	Semi-Annual/Quarterly	410,447		(509,066)		919,513
USD 57,000	4/03/28	3 Month LIBOR	3.014%	Quarterly/Semi-Annual	(410,446)		– 0	–	(410,446)
USD 42,500	4/01/33	3 Month LIBOR	3.071%	Quarterly/Semi-Annual	(321,646)		– 0	–	(321,646)
USD 22,000	4/01/33	3.071%	3 Month LIBOR	Semi-Annual/Quarterly	166,499		420,041		(253,542)

					$(305,596)		$(89,025)		$(216,571)

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $141,460,498 or 4.8% of net assets.

(c)	Non-income producing security.
(d)	Defaulted.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9/07/12	$730,000	$543,850	0.02%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	11/22/13	1,973,785	28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23	7/31/14	868,863	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	5/08/13	2,236,597	523,200	0.02%

(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)	Illiquid security.

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of July 31, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2016
9.00%, 12/01/25	5/26/16	$8,337,589	$9,059,700	0.31%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30	7/24/13	2,065,712	2,166,450	0.07%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	1/12/18	2,205,000	2,205,000	0.07%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	4/24/17	900,000	900,000	0.03%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	6/15/16	865,000	865,000	0.03%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	11/17/17	550,000	550,000	0.02%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 9/30/18	7/13/17	445,000	445,000	0.02%

(i)	Fair valued by the Adviser.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	When-Issued or delayed delivery security.
(l)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2018 and the aggregate market value of these securities amounted to $25,881,923 or 0.88% of net assets.

(m)	Variable rate coupon, rate shown as of July 31, 2018.
(n)	Affiliated investments.
(o)	The rate shown represents the 7-day yield as of period end.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,672,229 and gross unrealized depreciation of investments was $(25,613,705), resulting in net unrealized appreciation of $34,058,524.

As of July 31, 2018, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SD	-	School District
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$2,597,758,241		$271,952,225		$2,869,710,466
Short-Term Investments:
Investment Companies		46,644,660		– 0	–	– 0	–	46,644,660
Corporates - Investment Grade		– 0	–	– 0	–	4,965,000		4,965,000

Total Investments in Securities		46,644,660		2,597,758,241		276,917,225		2,921,320,126
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	576,946		– 0	–	576,946
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(882,542)		– 0	–	(882,542)

Total (b)		$46,644,660		$2,597,452,645		$276,917,225		$2,921,014,530

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Corporates - Investment Grade			Total
Balance as of 4/30/18	$233,327,052		$4,965,000		$238,292,052
Accrued discounts/(premiums)	210,525		– 0	–	210,525
Realized gain (loss)	(1,514,994)		– 0	–	(1,514,994)
Change in unrealized appreciation/depreciation	3,912,610		– 0	–	3,912,610
Purchases	30,291,794		– 0	–	30,291,794
Sales	(7,046,640)		– 0	–	(7,046,640)
Transfers in to Level 3	14,812,800		– 0	–	14,812,800
Transfers out of Level 3	(2,040,922)		– 0	–	(2,040,922)

Balance as of 7/31/18	$271,952,225		$4,965,000		$276,917,225 (a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$2,509,443	$	– 0	–	$2,509,443

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2018.

Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/18	Valuation Technique	Unobservable Input	Input
Long-Term Municipal Bonds	$11,226,150	Market Approach	Mandatory Tender Level	$101.00 / N/A
Corporates—Investment Grade	$4,965,000	Market Approach	Par Value	$100.00 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in solation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2018 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$30,264	$209,002	$192,621	$46,645	$119

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 72.8%
Industrial - 38.1%
Basic - 1.6%
Dow Chemical Co. (The)
4.25%, 11/15/20	$7	$7,133
8.55%, 5/15/19	475	495,301
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	505	519,438
Glencore Funding LLC
3.00%, 10/27/22 (a)	225	214,763
Packaging Corp. of America
2.45%, 12/15/20	1,010	991,163

		2,227,798

Capital Goods - 5.3%
Caterpillar Financial Services Corp.
1.90%, 3/22/19	115	114,527
2.10%, 1/10/20	435	430,333
Series G
1.85%, 9/04/20	315	307,434
Emerson Electric Co.
5.00%, 4/15/19	504	512,986
General Dynamics Corp.
3.00%, 5/11/21	1,000	995,620
General Electric Co.
Series G
6.00%, 8/07/19	470	484,462
Ingersoll-Rand Global Holding Co., Ltd.
2.90%, 2/21/21	1,015	1,004,404
John Deere Capital Corp.
1.25%, 10/09/19	435	426,909
1.95%, 6/22/20	100	98,112
2.457% (LIBOR 3 Month + 0.12%), 7/05/19 (b)	465	465,330
Northrop Grumman Corp.
2.08%, 10/15/20	1,000	975,900
Rockwell Collins, Inc.
1.95%, 7/15/19	830	823,011
United Technologies Corp.
1.50%, 11/01/19	525	516,201
4.50%, 4/15/20	300	306,945

		7,462,174

Communications - Media - 0.6%
21st Century Fox America, Inc.
4.50%, 2/15/21	105	107,859
Comcast Corp.
5.15%, 3/01/20	78	80,462
5.70%, 7/01/19	502	515,278
RELX Capital, Inc.
8.625%, 1/15/19	25	25,627
Time Warner Cable LLC
4.00%, 9/01/21	5	5,022
8.75%, 2/14/19	40	41,192

		775,440

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 1.0%
AT&T, Inc.
2.45%, 6/30/20	$290	$286,100
5.80%, 2/15/19	515	523,158
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	560	550,239
Telefonica Emisiones SAU
5.462%, 2/16/21	45	47,125

		1,406,622

Consumer Cyclical - Automotive - 5.0%
American Honda Finance Corp.
1.20%, 7/12/19	410	404,531
7.625%, 10/01/18 (a)	150	151,291
BMW US Capital LLC
1.45%, 9/13/19 (a)	190	186,863
1.50%, 4/11/19 (a)	375	371,537
Daimler Finance North America LLC
2.45%, 5/18/20 (a)	1,000	984,910
Ford Motor Credit Co. LLC
2.425%, 6/12/20	400	392,240
3.336%, 3/18/21	325	321,561
5.875%, 8/02/21	210	221,359
General Motors Co.
3.163% (LIBOR 3 Month + 0.80%), 8/07/20 (b)	125	125,534
General Motors Financial Co., Inc.
2.40%, 5/09/19	315	313,932
2.45%, 11/06/20	220	214,799
3.10%, 1/15/19	270	270,540
3.15%, 1/15/20	100	99,826
Harley-Davidson Financial Services, Inc.
3.55%, 5/21/21 (a)	1,025	1,024,416
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	560	550,144
2.15%, 9/28/20 (a)	455	442,324
Toyota Motor Credit Corp.
1.70%, 1/09/19	550	547,954
Series G
2.20%, 1/10/20	500	494,575

		7,118,336

Consumer Cyclical - Other - 0.7%
DR Horton, Inc.
2.55%, 12/01/20	1,000	979,480

Consumer Cyclical - Restaurants - 0.5%
McDonald’s Corp.
2.10%, 12/07/18	285	284,635
Starbucks Corp.
2.20%, 11/22/20	477	466,635

		751,270

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.7%
Walmart, Inc.
3.125%, 6/23/21	$1,015	$1,017,781

Consumer Non-Cyclical - 11.7%
AbbVie, Inc.
2.50%, 5/14/20	17	16,806
Allergan Funding SCS
2.45%, 6/15/19	210	209,047
3.00%, 3/12/20	610	607,487
Altria Group, Inc.
2.625%, 1/14/20	120	119,338
Amgen, Inc.
5.70%, 2/01/19	790	801,289
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	571,589
Baxalta, Inc.
3.60%, 6/23/22	75	74,242
Becton Dickinson and Co.
2.133%, 6/06/19	100	99,255
2.675%, 12/15/19	783	777,903
Biogen, Inc.
3.625%, 9/15/22	54	54,131
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	1	1,046
Celgene Corp.
2.875%, 2/19/21	480	473,472
Conagra Brands, Inc.
2.839% (LIBOR 3 Month + 0.50%), 10/09/20 (b)	1,000	997,490
Constellation Brands, Inc.
2.00%, 11/07/19	1,055	1,041,011
CVS Health Corp.
3.35%, 3/09/21	753	752,571
Gilead Sciences, Inc.
2.55%, 9/01/20	1,000	989,300
Kellogg Co.
3.25%, 5/14/21	1,000	998,700
Kraft Heinz Foods Co.
2.80%, 7/02/20	95	94,254
Kroger Co. (The)
2.00%, 1/15/19	385	383,702
6.15%, 1/15/20	150	156,193
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	426,315
Medtronic, Inc.
3.15%, 3/15/22	100	99,492
Molson Coors Brewing Co.
1.45%, 7/15/19	456	450,049
2.25%, 3/15/20	375	369,105
Mylan NV
2.50%, 6/07/19	366	364,752
PepsiCo, Inc.
2.00%, 4/15/21	1,000	972,880
Philip Morris International, Inc.
1.875%, 11/01/19	1,055	1,041,760
Reynolds American, Inc.
4.00%, 6/12/22	100	100,830
6.875%, 5/01/20	1,000	1,059,870

	Principal Amount (000)	U.S. $ Value
Stryker Corp.
2.00%, 3/08/19	$560	$557,486
Tyson Foods, Inc.
2.25%, 8/23/21	210	202,350
2.65%, 8/15/19	158	157,336
2.871% (LIBOR 3 Month + 0.55%), 6/02/20 (b)	475	475,589
4.50%, 6/15/22	30	31,000
Zimmer Biomet Holdings, Inc.
3.076% (LIBOR 3 Month + 0.75%), 3/19/21 (b)	1,055	1,058,270

		16,585,910

Energy - 4.2%
BP Capital Markets PLC
1.676%, 5/03/19	565	560,859
1.768%, 9/19/19	350	345,439
Energy Transfer Partners LP
4.65%, 6/01/21	10	10,238
Enterprise Products Operating LLC
2.85%, 4/15/21	410	404,986
5.20%, 9/01/20	55	57,175
Kinder Morgan Energy Partners LP
2.65%, 2/01/19	385	384,476
3.95%, 9/01/22	99	99,445
4.15%, 3/01/22	37	37,502
5.30%, 9/15/20	5	5,188
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	434,722
Marathon Petroleum Corp.
5.125%, 3/01/21	48	49,911
ONEOK, Inc.
4.25%, 2/01/22	92	93,431
Phillips 66
4.30%, 4/01/22	90	92,610
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	1,000	974,470
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	85	84,310
Shell International Finance BV
1.375%, 9/12/19	560	551,124
TransCanada PipeLines Ltd.
9.875%, 1/01/21	1,000	1,147,430
Williams Partners LP
4.125%, 11/15/20	574	581,284

		5,914,600

Services - 0.6%
eBay, Inc.
2.15%, 6/05/20	830	815,101

Technology - 4.4%
Analog Devices, Inc.
2.95%, 1/12/21	1,055	1,044,302
Baidu, Inc.
2.875%, 7/06/22	375	360,817

	Principal Amount (000)	U.S. $ Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 1/15/21	$200	$193,180
2.375%, 1/15/20	795	784,681
Cisco Systems, Inc.
1.60%, 2/28/19	450	447,772
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	605	598,176
3.60%, 10/15/20	75	75,438
Honeywell International, Inc.
2.379% (LIBOR 3 Month + 0.04%), 10/30/19 (b)	1,035	1,034,876
HP, Inc.
3.75%, 12/01/20	8	8,068
IBM Credit LLC
1.625%, 9/06/19	350	345,779
International Business Machines Corp.
1.80%, 5/17/19	100	99,373
Lam Research Corp.
2.80%, 6/15/21	483	474,746
VMware, Inc.
2.30%, 8/21/20	800	782,200

		6,249,408

Transportation - Railroads - 0.7%
Union Pacific Corp.
3.20%, 6/08/21	1,040	1,039,293

Transportation - Services - 1.1%
Ryder System, Inc.
3.45%, 11/15/21	500	498,355
3.50%, 6/01/21	100	100,098
United Parcel Service, Inc.
2.05%, 4/01/21	1,050	1,023,046

		1,621,499

		53,964,712

Financial Institutions - 29.0%
Banking - 22.5%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	495	488,308
American Express Co.
2.20%, 10/30/20	200	195,754
American Express Credit Corp.
2.375%, 5/26/20	1,500	1,479,435
Bank of America Corp.
2.985% (LIBOR 3 Month + 0.65%), 6/25/22 (b)	785	785,589
5.00%, 5/13/21	30	31,312
5.875%, 1/05/21	40	42,292
Series G
2.369%, 7/21/21	500	490,365
Bank of Nova Scotia (The)
4.375%, 1/13/21	1,000	1,024,260
BB&T Corp.
2.15%, 2/01/21	200	194,798
3.20%, 9/03/21	830	824,937

	Principal Amount (000)	U.S. $ Value
BNP Paribas SA
2.375%, 5/21/20	$1,000	$984,500
BPCE SA
2.65%, 2/03/21	1,000	979,310
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	1,000	975,000
Capital One Financial Corp.
2.40%, 10/30/20	220	215,046
2.45%, 4/24/19	140	139,728
2.50%, 5/12/20	230	226,824
4.75%, 7/15/21	20	20,636
Capital One NA
1.85%, 9/13/19	425	419,556
Citibank NA
2.125%, 10/20/20	300	292,194
3.40%, 7/23/21	1,115	1,115,212
Commonwealth Bank of Australia
2.25%, 3/10/20 (a)	1,000	985,240
Danske Bank A/S
2.80%, 3/10/21 (a)	1,070	1,050,044
Discover Bank
3.10%, 6/04/20	255	253,807
Fifth Third Bancorp
3.50%, 3/15/22	53	52,899
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20	1,750	1,710,817
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	48	46,300
2.60%, 4/23/20	200	197,972
2.625%, 1/31/19	465	465,037
5.75%, 1/24/22	195	208,459
Series D
6.00%, 6/15/20	40	41,938
Series G
7.50%, 2/15/19	350	358,893
HSBC Bank USA NA
4.875%, 8/24/20	1,000	1,028,910
HSBC Holdings PLC
4.00%, 3/30/22	150	152,451
5.10%, 4/05/21	65	67,746
JPMorgan Chase & Co.
2.20%, 10/22/19	250	248,043
4.40%, 7/22/20	365	373,242
4.50%, 1/24/22	95	98,117
6.30%, 4/23/19	535	548,707
KeyBank NA/Cleveland OH
3.35%, 6/15/21	1,020	1,019,531
Lloyds Banking Group PLC
3.10%, 7/06/21	585	577,401
Manufacturers & Traders Trust Co.
2.05%, 8/17/20	355	346,782
2.30%, 1/30/19	475	474,192
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	215	212,039
3.535%, 7/26/21	850	851,207
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	220	214,663

	Principal Amount (000)	U.S. $ Value
Morgan Stanley
5.625%, 9/23/19	$350	$360,199
Series G
2.45%, 2/01/19	900	898,902
5.50%, 7/28/21	102	107,873
PNC Bank NA
1.95%, 3/04/19	580	577,686
2.30%, 6/01/20	250	246,208
2.45%, 11/05/20	250	245,575
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20	30	30,893
Royal Bank of Canada
2.15%, 10/26/20	1,025	1,002,409
Santander UK PLC
3.40%, 6/01/21	1,025	1,023,790
Synchrony Bank
3.65%, 5/24/21	1,025	1,014,760
Toronto-Dominion Bank (The)
3.25%, 6/11/21	1,040	1,038,981
US Bank NA/Cincinnati OH
2.05%, 10/23/20	440	429,594
3.15%, 4/26/21	550	549,109
Wells Fargo Bank NA
2.60%, 1/15/21	325	319,403
3.325%, 7/23/21	1,185	1,185,984
Westpac Banking Corp.
2.15%, 3/06/20	388	381,994

		31,922,853

Finance - 1.5%
AIG Global Funding
2.15%, 7/02/20 (a)	560	547,881
3.35%, 6/25/21 (a)	600	598,728
Air Lease Corp.
2.50%, 3/01/21	1,015	988,184

		2,134,793

Insurance - 3.5%
Anthem, Inc.
2.50%, 11/21/20	1,070	1,053,811
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	360	358,441
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	3	3,107
Metropolitan Life Global Funding I
1.75%, 9/19/19 (a)	365	360,113
2.05%, 6/12/20 (a)	520	508,622
New York Life Global Funding
1.95%, 9/28/20 (a)	1,000	973,070
Pricoa Global Funding I
1.45%, 9/13/19 (a)	560	550,867
Prudential Financial, Inc.
4.50%, 11/15/20	85	87,312
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	105	104,606

	Principal Amount (000)	U.S. $ Value
UnitedHealth Group, Inc.
1.95%, 10/15/20	$465	$454,286
3.15%, 6/15/21	555	554,700

		5,008,935

REITS - 1.5%
American Tower Corp.
2.80%, 6/01/20	440	435,481
3.40%, 2/15/19	1,000	1,002,960
Healthcare Trust of America Holdings LP
2.95%, 7/01/22	110	106,239
Simon Property Group LP
2.50%, 9/01/20	560	552,177

		2,096,857

		41,163,438

Utility - 5.7%
Electric - 5.7%
American Electric Power Co., Inc.
2.15%, 11/13/20	1,050	1,023,414
Berkshire Hathaway Energy Co.
2.375%, 1/15/21	650	634,894
Dominion Energy, Inc.
Series A
1.875%, 1/15/19	105	104,562
Series B
1.60%, 8/15/19	565	556,938
Duke Energy Florida LLC
2.10%, 12/15/19	750	745,928
Edison International
2.125%, 4/15/20	555	543,895
Entergy Corp.
4.00%, 7/15/22	78	78,795
Exelon Corp.
2.45%, 4/15/21	548	532,705
2.85%, 6/15/20	145	143,689
Exelon Generation Co. LLC
2.95%, 1/15/20	604	601,270
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	560	556,634
2.90%, 3/15/21	453	449,154
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/23	600	578,532
Pinnacle West Capital Corp.
2.25%, 11/30/20	1,000	973,870
Southern Co. (The)
1.85%, 7/01/19	520	516,048
TECO Finance, Inc.
5.15%, 3/15/20	10	10,251

		8,050,579

Total Corporates - Investment Grade (cost $104,350,581)		103,178,729

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 14.4%
Autos - Fixed Rate - 8.6%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	$13	$12,510
Series 2016-2, Class A4
1.60%, 1/15/21	1,000	989,948
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20	6	6,240
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20	630	627,341
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)	185	185,057
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	1,350	1,328,857
Drive Auto Receivables Trust
Series 2017-3, Class A3
1.85%, 4/15/20	1,085	1,084,069
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)	12	11,582
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)	4	3,721
Series 2017-2A, Class A
2.11%, 6/15/21 (a)	16	16,196
Fifth Third Auto Trust
Series 2017-1, Class A2A
1.59%, 4/15/20	237	236,630
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (a)	99	98,880
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)	268	265,804
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22	94	92,662
Series 2017-1, Class A1
2.07%, 5/15/22	175	171,905
Series 2017-2, Class A1
2.16%, 9/15/22	1,000	981,533
GM Financial Automobile Leasing Trust
Series 2017-3, Class A3
2.01%, 11/20/20	1,000	988,352
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A3
1.97%, 5/16/22 (a)	1,350	1,327,316
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (a)	100	99,326
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20	11	11,061

	Principal Amount (000)	U.S. $ Value
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	$1,100	$1,095,459
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	27	26,651
Honda Auto Receivables Owner Trust
Series 2017-3, Class A4
1.98%, 11/20/23	400	390,294
Nissan Auto Lease Trust
Series 2017-B, Class A2A
1.83%, 12/16/19	1,147	1,141,312
USAA Auto Owner Trust
Series 2017-1, Class A4
1.88%, 9/15/22	1,000	980,686

		12,173,392

Credit Cards - Fixed Rate - 3.4%
Cabela’s Credit Card Master Note Trust
Series 2013-1A, Class A
2.71%, 2/17/26 (a)	120	116,512
Chase Issuance Trust
Series 2014-A2, Class A2
2.77%, 3/15/23	105	104,311
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	120	119,768
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	2,084	2,076,027
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23	1,000	990,571
Series 2017-C, Class A
2.31%, 8/15/24	1,400	1,374,234

		4,781,423

Other ABS - Fixed Rate - 2.4%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	619	616,005
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(c)	67	66,497
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(c)	101	101,089
Series 2017-2, Class A
3.28%, 2/25/26 (a)(c)	497	496,522
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(c)	1,000	982,741

	Principal Amount (000)	U.S. $ Value
Verizon Owner Trust
Series 2017-3A, Class A1A
2.06%, 4/20/22 (a)(c)	$1,260	$1,238,438

		3,501,292

Total Asset-Backed Securities (cost $20,687,440)		20,456,107

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Floating Rate CMBS - 2.4%
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.072% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(b)(c)	1,000	1,012,049
BX Trust
Series 2017-IMC, Class A
3.122% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(b)	1,000	1,001,241
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.772% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	235	235,562
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.292% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	1,010	1,011,110
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.422% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(b)	128	128,038

		3,388,000

Non-Agency Fixed Rate CMBS - 1.9%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	339	339,288
Series 2015-GC29, Class A2
2.674%, 4/10/48	975	967,869
Commercial Mortgage Trust
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	439,557
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	552	537,020
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class A2
2.665%, 1/15/46	98	98,150
Series 2013-C16, Class A2
3.07%, 12/15/46	135	134,850
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)	100	96,384

	Principal Amount (000)	U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	$116	$115,985

		2,729,103

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1
1.603%, 1/25/22	100	97,821
Series K025, Class A1
1.875%, 4/25/22	152	149,241

		247,062

Total Commercial Mortgage-Backed Securities (cost $6,424,964)		6,364,165

GOVERNMENTS - TREASURIES - 3.9%
United States - 3.9%
U.S. Treasury Notes
2.375%, 4/30/20
(cost $5,484,512)	5,500	5,474,219

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 1.0%
United States - 1.0%
County of Tulare CA
2.691%, 6/01/19	500	499,550
Regional Transportation Authority
Series 2018A
3.013%, 5/29/20	1,000	999,470

Total Local Governments - US Municipal Bonds (cost $1,500,000)		1,499,020

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Risk Share Floating Rate - 0.5%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C02, Class 1M1
4.214% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	356	357,563
Series 2016-C03, Class 1M1
4.064% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	322	325,658

		683,221

Agency Fixed Rate - 0.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	373	357,025

	Principal Amount (000)	U.S. $ Value
Series 4459, Class CA
5.00%, 12/15/34	$107	$111,296

		468,321

Total Collateralized Mortgage Obligations (cost $1,164,896)		1,151,542

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.74% (d)(e)(f) (cost $2,678,677)	2,678,677	2,678,677

Total Investments - 99.3% (cost $142,291,070) (g)		140,802,459
Other assets less liabilities - 0.7%		937,587

Net Assets - 100.0%		$141,740,046

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
USD	14,000	3/15/20	3 Month LIBOR	2.588%	Quarterly/Semi-Annual	$38,605
USD	6,270	6/15/20	3 Month LIBOR	2.820%	Quarterly/Semi-Annual	(3,398)

						$35,207

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	32	$(3,509)	$(3,297)	$(212)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	18	(1,973)	(1,872)	(101)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.20%	USD	224	$(24,554)	$(23,321)	$(1,233)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	335	(36,722)	(33,982)	(2,740)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.20	USD	291	(31,898)	(28,651)	(3,247)

						$(98,656)	$(91,123)	$(7,533)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, the aggregate market value of these securities amounted to $23,188,218 or 16.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2018.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of July 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,733 and gross unrealized depreciation of investments was $(1,541,670), resulting in net unrealized depreciation of $(1,460,937).

Glossary:

ABS	-	Asset-Backed Securities
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

July 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$103,178,729		$	– 0	–	$103,178,729
Asset-Backed Securities		– 0	–	17,570,820			2,885,287		20,456,107
Commercial Mortgage-Backed Securities		– 0	–	5,352,116			1,012,049		6,364,165
Governments - Treasuries		– 0	–	5,474,219			– 0	–	5,474,219
Local Governments - US Municipal Bonds		– 0	–	1,499,020			– 0	–	1,499,020
Collateralized Mortgage Obligations		– 0	–	1,151,542			– 0	–	1,151,542
Short-Term Investments		2,678,677		– 0	–		– 0	–	2,678,677

Total Investments in Securities		2,678,677		134,226,446			3,897,336		140,802,459
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	38,605			– 0	–	38,605
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(3,398)			– 0	–	(3,398)
Credit Default Swaps		– 0	–	(98,656)			– 0	–	(98,656)

Total (b)		$2,678,677		$134,162,997			$3,897,336		$140,739,010

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities		Commercial Mortgage Backed Securities		Total
Balance as of 4/30/18	$2,972,277		$1,003,944		$3,976,221
Accrued discounts/(premiums)	36		– 0	–	36
Realized gain (loss)	99		– 0	–	99
Change in unrealized appreciation/depreciation	(2,267)		8,105		5,838
Purchases	– 0	–	– 0	–	– 0	–
Sales	(84,858)		– 0	–	(84,858)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 7/31/18	$2,885,287		$1,012,049		$3,897,336

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18	$(2,267)		$8,105		$5,838

As of January 31, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2018 is as follows:

Fund	Market Value 4/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$748	$25,204	$23,273	$2,679	$8

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2018